Taxation - Schedule of composition of income tax expense benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses		¥ 2,432	¥ 11,294	¥ 5,162
Income tax expenses	$ 349	¥ 2,432	¥ 11,294	¥ 5,162